UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  150 E. 58th St. 21st Floor
          New York, NY  10155

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    212 223-2800

Signature, Place and Date of Signing:
David R. Korus                New York, NY        May 14, 2007
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:      172,256(X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER              TITL   CUSIP     VALUE     SHARES           PUT/CA INV.   OTHER  VOTING
                            E OF             X1000                      LL     DISC.  MGR    AUTH
                            CLAS
                            S
                                                                                                 SOLE

ADVANCED ANALOGIC           COM    00752J10  342       52,000     SH           SOLE          52,000
TECHNOLOGIES                       8
ADVANCED MICRO DEVICES INC  CALL   99O9F3YC  1306      100,000    SH    CALL   SOLE          100,000
                                   2
ALTERA CORP COM STK         COM    02144110  2162      108,132    SH           SOLE          108,132
                                   0
ALVARION LTD COM STK        COM    M0861T10  1208      150,000    SH           SOLE          150,000
                                   0
AMIS HOLDINGS               COM    03153810  2628      240,000    SH           SOLE          240,000
                                   1
ANADIGICS INC COM STK       COM    03251510  7092      600,000    SH           SOLE          600,000
                                   8
APPLIED MICRO CIRCUITS CORP COM    03822W10  2298      629,634    SH           SOLE          629,634
                                   9
BLUE COAT SYSTEMS INC       CALL   99O9FHGJ  14692     400,000    SH    CALL   SOLE          400,000
                                   6
BORLAND SOFTWARE CORP       COM    09984910  4405      835,800    SH           SOLE          835,800
                                   1
CALAMP CORP COM STK         COM    12812610  1400      162,199    SH           SOLE          162,199
                                   9
CITRIX SYSTEMS INC          COM    17737610  4292      134,000    SH           SOLE          134,000
                                   0
DELL INC COM STK            PUT    99ACHCR0  4062      175,000    SH    PUT    SOLE          175,000
                                   2
FLEXTRONICS INTERNATIONAL   COM    Y2573F10  2162      197,643    SH           SOLE          197,643
LTD                                2
FOCUS ENHANCEMENTS INC      COM    34415910  129       100,000    SH           SOLE          100,000
                                   8
IMMERSION CORP COM STK      COM    45252110  226       25,000     SH           SOLE          25,000
                                   7
INTEL CORP COM STK          COM    45814010  3826      200,000    SH           SOLE          200,000
                                   0
INTERWOVEN COM              COM    46114T50  2339      138,425    SH           SOLE          138,425
                                   8
IONA TECHNOLOGIES PLC ADR   COM    46206P10  2221      353,612    SH           SOLE          353,612
                                   9
KEMET CORP COM STK          COM    48836010  2123      277,547    SH           SOLE          277,547
                                   8
LATTICE SEMICONDUCTOR CORP  COM    51841510  2159      369,132    SH           SOLE          369,132
                                   4
LAWSON SOFTWARE INC NEW COM COM    52078P10  2312      285,826    SH           SOLE          285,826
ST                                 2
MARVELL TECHNOLOGY GROUP    COM    G5876H10  2942      175,000    SH           SOLE          175,000
LTD                                5
MAXIM INTEGRATED PRODS INC  COM    57772K10  2940      100,000    SH           SOLE          100,000
                                   1
MERCURY COMPUTER SYS INC    COM    58937810  1570      113,200    SH           SOLE          113,200
COM                                8
MICRON TECHNOLOGY INC COM   COM    59511210  4228      350,000    SH           SOLE          350,000
STK                                3
MICROSEMI CORP COM STK      COM    59513710  545       26,200     SH           SOLE          26,200
                                   0
POWERSHARES QQQ TRUST       COM    73935A10  4353      100,000    SH           SOLE          100,000
SERIES 1                           4
NEXTEST SYSTEMS CORP COM    COM    65333910  2949      210,639    SH           SOLE          210,639
                                   1
NOVELLUS SYS INC COM STK    CALL   99ACZ123  3202      100,000    SH    CALL   SOLE          100,000
                                   7
NUANCE COMMUNICATIONS INC   COM    67020Y10  4210      275,000    SH           SOLE          275,000
COM                                0
ORBCOMM INC                 COM    68555P10  2218      173,932    SH           SOLE          173,932
                                   0
PMC-SIERRA INC COM STK      COM    69344F10  4381      625,000    SH           SOLE          625,000
                                   6
POWERWAVE TECHNOLOGIES INC  COM    73936310  2276      400,000    SH           SOLE          400,000
                                   9
QUALCOMM INC COM STK        COM    74752510  5333      125,000    SH           SOLE          125,000
                                   3
RACKABLE SYSTEMS INC COM    CALL   99ACZ20N  1697      100,000    SH    CALL   SOLE          100,000
STK                                3
SANDISK CORP COM STK        COM    80004C10  2190      50,000     SH           SOLE          50,000
                                   1
SEMICONDUCTOR HLDRS TRUST   COM    81663620  29383     880,000    SH           SOLE          880,000
                                   3
SEMICONDUCTOR HLDRS TRUST   CALL   99ACRPTT  3005      90,000     SH    CALL   SOLE          90,000
                                   7
SONUS NETWORKS INC COM STK  COM    83591610  3632      450,000    SH           SOLE          450,000
                                   7
SYMANTEC CORP COM STK       COM    87150310  1557      90,000     SH           SOLE          90,000
                                   8
TAIWAN SEMICONDUCTOR        COM    87403910  3225      300,000    SH           SOLE          300,000
MANUFACT                           0
TECHNOLOGY SELECT SECTOR    COM    81369Y80  17490     750,000    SH           SOLE          750,000
SPDR                               3
VALENCE TECHNOLOGY INC COM  COM    91891410  531       450,000    SH           SOLE          450,000
ST                                 2
WESTERN DIGITAL CORP COM    PUT    99O992T8  2945      175,200    SH    PUT    SOLE          175,200
STK                                6
WIND RIVER SYSTEMS INC COM  COM    97314910  2070      208,200    SH           SOLE          208,200
ST                                 7


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